UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Route One Investment Company, L.P.

Address:   One Letterman Driver
           Bldg. D-Main, Suite 200
           San Francisco, CA 94129


Form 13F File Number: 28-14266


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sean Barron
Title:  Chief Financial Officer
Phone:  (415) 796-6800

Signature,  Place,  and  Date  of  Signing:

/s/ Sean Barron                    San Francisco, CA                  5/5/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              11

Form 13F Information Table Value Total:  $      302,784
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Visa Inc.                      COMM           92826C839   37,620   511,000 SH       SOLE                  511,000      0    0
IESI-BFC Ltd.                  COMM           44951D108   28,257 1,113,800 SH       SOLE                1,113,800      0    0
The Home Depot, Inc.           COMM           437076102   18,109   488,643 SH       SOLE                  488,643      0    0
The Charles Schwab Corporation COMM           808513105   26,956 1,495,050 SH       SOLE                1,495,050      0    0
The Sherwin-Williams Company   COMM           824348106   14,740   175,500 SH       SOLE                  175,500      0    0
State Street Corporation       COMM           857477103   38,912   865,875 SH       SOLE                  865,875      0    0
Coca-Cola Enterprises, Inc.    COMM           19122T109   32,639 1,195,550 SH       SOLE                1,195,550      0    0
Molson Coors Brewing Company   COMM           60871R209   28,416   606,022 SH       SOLE                  606,022      0    0
Nielsen Holdings N.V.          COMM           N63218106   11,798   432,000 SH       SOLE                  432,000      0    0
Pacific Capital Bancorp        COMM           69404P200    7,930   267,530 SH       SOLE                  267,530      0    0
Microsoft Corporation          COMM           594918104   57,407 2,261,000 SH       SOLE                2,261,000      0    0